Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate reduced		50.00%
Net operating loss carry forward		¥ 431,335	¥ 579,821
Withholding income tax		10.00%
Unrecognized tax benefits		¥ 0	0	¥ 0
Unrecognized tax benefits, interest on income taxes expense		0
Unrecognized tax benefits, income tax penalties expense		¥ 0
Investor holds at least 25% in the FIE
Income Tax Disclosure [Line Items]
Income tax rate reduced		5.00%
Investor holds less than 25% in the FIE
Income Tax Disclosure [Line Items]
Income tax rate reduced		10.00%
Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forward		¥ 2,113,885	¥ 2,706,859
HONG KONG
Income Tax Disclosure [Line Items]
Profits earned | $	$ 2
Income tax rate reduced	8.25%	16.50%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate reduced		25.00%
CHINA | High and new technology enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate reduced		15.00%
Preferential tax rate		15
CHINA | Small enterprises with low profits [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate		20
CHINA | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Disclosure [Line Items]
Statutory income tax		25.00%